Offerings	Apr. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes Due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99594
Maximum Aggregate Offering Price	$ 746,955,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,359
Offering Note
(1)
American Overseas Marine Company, LLC, Bath Iron Works Corporation, Electric Boat Corporation, General Dynamics Government Systems Corporation, General Dynamics Land Systems Inc., General Dynamics Ordnance and Tactical Systems, Inc., General
Dynamics-OTS,
Inc., Gulfstream Aerospace Corporation and National Steel and Shipbuilding Company guarantee the 4.950% Notes due 2035 of General Dynamics Corporation. No separate consideration will be received for any guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is required to be paid in respect of the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.950% Notes Due 2035
Amount of Registration Fee	$ 0
Offering Note
(1)
American Overseas Marine Company, LLC, Bath Iron Works Corporation, Electric Boat Corporation, General Dynamics Government Systems Corporation, General Dynamics Land Systems Inc., General Dynamics Ordnance and Tactical Systems, Inc., General
Dynamics-OTS,
Inc., Gulfstream Aerospace Corporation and National Steel and Shipbuilding Company guarantee the 4.950% Notes due 2035 of General Dynamics Corporation. No separate consideration will be received for any guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is required to be paid in respect of the guarantees.